Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Deferred tax assets	$ 239,284	$ 242,567
Deferred tax liabilities	(71,673)	(21,132)
Deferred tax assets (liabilities)	$ 167,611	$ 221,435	$ 74,351